Condensed Consolidated Statements of Income/(Loss) and Comprehensive Income/(Loss) (Unaudited) - USD ($)		6 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Revenues		$ 626,570	$ 829,490
Cost of revenues		(524,848)	(694,736)
Gross profit		101,722	134,754
Operating expenses:
Selling and marketing		(38,623)	(50,623)
General and administrative		(6,402,024)	(722,398)
Total operating expenses		(6,440,647)	(773,021)
Operating Loss		(6,338,925)	(638,267)
Other income (expenses):
Interest expenses, net		(31,325)	(182,472)
Other income (expenses), net		1,447	18,171
Total other expenses, net		(29,878)	(164,301)
Loss before income taxes		(6,368,803)	(802,568)
Income tax provision
Net loss		(6,368,803)	(802,568)
Other comprehensive income (loss):
Foreign currency translation adjustment		308,531	456,942
Comprehensive loss		$ (6,060,272)	$ (345,626)
Earnings per ordinary share
Basic (in Dollars per share)		$ (0.06)	$ (0.25)
Diluted (in Dollars per share)		$ (0.06)	$ (0.25)
Weighted average number of ordinary shares outstanding
Basic (in Shares)	[1]	116,027,758	3,231,357
Diluted (in Shares)	[1]	116,027,758	3,231,357
Revenues generated from third parties
Revenues		$ 626,528	$ 825,331
Revenue generated from related parties
Revenues		$ 42	$ 4,159

[1]	Retrospectively restated for effect of reverse stock split on February 22, 2021, May 19, 2022 and October 5, 2023.